BUSINESS COMBINATION BUSINESS COMBINATIONS - Pro Forma Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisition, Pro Forma Revenue	$ 484,915	$ 454,579
Business Acquisition, Pro Forma Net Income	$ 221,122	$ 130,402
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 2.27	$ 1.34
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 2.25	$ 1.33